Leasehold Improvement and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

NOTE 5 — LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

Leasehold improvement and equipment, net consist of the following:

	March 31,
	2025	2024
At cost:
Leasehold improvement	$83,167	$83,167
Office equipment and others	206,917	67,764
	290,084	150,931
Less: accumulated depreciation	(154,522)	(135,777)
Total	$135,562	$15,154

Depreciation expense for the years ended March 31, 2025, 2024 and 2023 was $18,745, $20,267 and $34,369, respectively.